Commitments and Contingencies (Details Narrative)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Loss Contingencies [Line Items]
Operating Lease, Payments		$ 64,828	$ 129,191	$ 13,504	$ 123,098
Lease expires, description			expires in May 2022	expires in May 2022
Rent expenses			$ 156,055	$ 26,000
Accounts Payable and Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Operating Lease, Payments	$ 11,298,594		16,417,208			$ 7,915,235
Placer Mining Corp [Member]
Loss Contingencies [Line Items]
Debt Instrument, Periodic Payment			$ 60,000